Fair Value of Financial Assets - Schedule of Financial Assets Measured at Fair Value on Recurring Basis (Detail) - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable securities	$ 29,683	$ 54,415	$ 45,276
Fair Value on Recurring Basis [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total	77,191	111,078	176,818
Level 1 [Member] | Fair Value on Recurring Basis [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total	47,508	56,663	131,542
Level 2 [Member] | Fair Value on Recurring Basis [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total	29,683	54,415	45,276
Money Market Funds [Member] | Fair Value on Recurring Basis [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents	47,508	56,663	131,542
Money Market Funds [Member] | Level 1 [Member] | Fair Value on Recurring Basis [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents	47,508	56,663	$ 131,542
US Treasury Notes [Member] | Fair Value on Recurring Basis [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable securities	29,683	54,415
US Treasury Notes [Member] | Level 2 [Member] | Fair Value on Recurring Basis [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable securities	$ 29,683	$ 54,415